Leases	9 Months Ended
Sep. 30, 2022
Leases
Leases

4.  Leases

As at September 30, 2022, the Company was a party, as the lessee, to four finance lease facilities. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled seven vessels as at September 30, 2022. ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at September 30, 2022 and December 31, 2021 were as follows:

	As at
In thousands of U.S. Dollars	September 30, 2022	December 31, 2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	—	10,747
CMBFL Leases No.1 to 4	28,313	65,187
Ocean Yield ASA	38,393	50,320
Japanese Lease No.4	16,055	19,942
China Huarong Leases	—	37,385
CMBFL / Shandong	61,367	65,625
Finance lease obligations	144,128	270,883
Amounts representing interest and deferred finance fees	(16,149)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	127,979	226,455
Current portion of finance lease obligations	84,696	21,783
Current portion of deferred finance fees	(843)	(699)
Non-current portion of finance lease obligations	44,842	207,592
Non-current portion of deferred finance fees	(716)	(2,221)
Total finance lease obligations, net of deferred finance fees	127,979	226,455

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	September 30, 2022
2022	84,195
2023	5,694
2024	5,710
2025	5,695
2026	5,486
2027 - 2030	37,348
Finance lease obligations	144,128
Amounts representing interest and deferred finance fees	(16,149)
Finance lease obligations, net of interest and deferred finance fees	127,979

(1) Three-month period ending December 31, 2022

4.  Leases (continued)

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases were made on a monthly basis and included principal and interest. The finance leases were scheduled to expire in 2023 and included purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate to be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount was included in the consolidated balance sheet at December 31, 2021 as “Amount receivable in respect of finance leases”, with the associated finance lease liability presented gross of the $2.9 million. On May 31, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease were made on a monthly basis and included principal and interest. The finance lease was scheduled to expire in 2024 and included purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate to be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount was offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million. On July 1, 2022, Ardmore exercised the purchase option and repaid the facility in full.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest was calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. On September 26, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full.  Both vessels are being refinanced through the Nordea / SEB Revolving Facility subsequent to September 30, 2022.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest was calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its purchase options on both vessels, which purchases closed on October 28, 2022.  The Company repaid the facility in full and both vessels are being refinanced through the Nordea / SEB Revolving Facility subsequent to September 30, 2022. As at September 30, 2022, the full lease obligation was presented in current portion of finance lease obligations on the balance sheet.

4.  Leases (continued)

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively, with Ocean Yield ASA. The facility was drawn down in October 2018. Interest was calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases were made on a monthly basis.

The finance leases were scheduled to expire in 2030 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its options on both vessels which purchases closed on October 31, 2022 and the Company repaid the facility in full. Subsequent to September 30, 2022, the Ardmore Dauntless is being refinanced through the Nordea / SEB Revolving Facility and the Ardmore Defender is being refinanced through the ABN/CACIB Joint Bank Facility.  As at September 30, 2022, the full lease obligation was presented in current portion of finance lease obligations on the balance sheet.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest was calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease were made on a monthly basis. The finance lease was scheduled to expire in 2029 and included a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its purchase option on this vessel which purchase closed on October 11, 2022.  The Company repaid the facility in full and refinanced it through the Nordea / SEB Revolving Facility subsequent to September 30, 2022. As at September 30, 2022, the full lease obligation was presented in current portion of finance lease obligations on the balance  sheet.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest was calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. On September 6, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full. Both vessels are refinanced through the ABN/CACIB Joint Bank Facility.

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2026, with options to extend up to 2029. Repurchase options, exercisable by the Company, are also included which begin in June 2024.

4.  Leases (continued)

Finance Leases Financial Covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 3. The Company was in full compliance with all of its finance lease related financial covenants as at September 30, 2022 and December 31, 2021.

Long Term Operating Leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months.  Chartered-in vessels include both lease and non-lease components.  The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel.  For time charters-in, the Company has elected to separate lease and non-lease components.

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets. The ROU asset represents our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.  Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate used by the Company of 4.5% is obtained independently and is comparable with what the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The Company makes significant judgements and assumptions to separate the lease component from the non-lease component of its time chartered-in vessels. The Company uses readily determinable and observable data for the purposes of determining the standalone cost of the vessel lease and operating service components of the Company’s time charters.  The Company proportionately allocates the consideration of the contract to lease and non-lease components based on their relative standalone prices.

Short Term Leases

The Company entered into two short term lease agreements with one agreement effective July 30, 2021 to charter-in a 2010-built vessel for a period of 12 months and the other agreement effective March 1, 2022 to charter-in a 2009-built vessel for a period of six months. The Company elected the practical expedient of ASC 842, which allows for leases with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company recognizes the lease costs for all vessel-related operating leases as charter hire expenses, split between lease and non-lease components, on the condensed consolidated statements of operations on a straight-line basis over the lease term. For office operating leases, the Company has elected to combine lease and non-lease components, on the condensed consolidated balance sheets.